UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 3.4%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC):
6.00%, 6/01/34	$ 1,745	$ 1,908,681
6.00%, 6/01/39	500	545,995
Hoover City Board of Education, GO,
Refunding, 4.25%, 2/15/40 (a)	6,080	5,581,744
		8,036,420
Arizona — 5.6%
City of Goodyear Arizona, GO (AGM),
4.25%, 7/01/36	1,125	1,088,876
Mohave County Unified School District
No. 20 Kingman, GO, School
Improvement Project of 2006, Series C
(AGC), 5.00%, 7/01/26	1,800	1,950,714
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	1,375	1,404,659
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	940,391
5.00%, 12/01/37	4,585	4,067,583
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention Center
Project:
6.25%, 5/01/15	490	466,455
7.00%, 5/01/20	490	464,417
7.25%, 5/01/27	980	916,055
State of Arizona, COP, Department of
Administration, Series A (AGM), 5.00%,
10/01/29	1,100	1,116,907
University Medical Center Corp. Arizona,
RB, 6.50%, 7/01/39	750	803,910
		13,219,967
Arkansas — 0.2%
Benton County Public Facilities Board,
Refunding RB, BCCSO Project,
Series A, 5.75%, 6/01/30	480	493,757
California — 25.0%
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus,
Sub-Series C, 6.30%, 6/01/55 (b)	7,090	87,349

	Par
Municipal Bonds	(000)	Value
California (continued)
California State Department of Veterans
Affairs, RB, Series B, AMT, 5.25%,
12/01/37	$ 5,000	$ 4,676,700
Carlsbad Unified School District, GO,
Election of 2006, Series B, 6.09%,
5/01/34 (c)	1,500	920,715
County of Sacramento California, RB,
Senior Series A (AGM), 5.00%,
7/01/41	2,000	2,015,520
Dinuba Unified School District, GO,
Election of 2006 (AGM):
5.63%, 8/01/31	250	265,498
5.75%, 8/01/33	535	566,988
Foothill Eastern Transportation Corridor
Agency California, Refunding RB:
5.75%, 1/15/40	3,495	3,312,526
CAB, 5.88%, 7/15/28	7,000	6,894,020
Golden State Tobacco Securitization
Corp. California, Refunding RB, Asset-
Backed, Senior Series A-1, 5.13%,
6/01/47	805	517,212
Hartnell Community College District
California, GO, CAB, Election of 2002,
Series D, 7.44%, 8/01/34 (c)	2,475	1,275,318
Los Altos Elementary School District, GO,
CAB, Election of 1998, Series B
(NPFGC), 5.93%, 8/01/13 (b)(d)	10,945	5,707,927
Norwalk-La Mirada Unified School District
California, GO, Refunding, CAB,
Election of 2002, Series E (AGC),
6.47%, 8/01/38 (b)	12,000	2,044,920
San Diego Community College District
California, GO, CAB, Election of 2002,
6.23%, 8/01/19 (c)	4,200	2,588,292
State of California, GO:
Refunding (CIFG), 4.50%, 8/01/28	3,000	2,809,770
Various Purpose, 5.75%, 4/01/31	3,000	3,204,990
Various Purpose, 5.00%, 6/01/32	4,545	4,497,050
Various Purpose, 6.00%, 3/01/33	3,220	3,485,650
Various Purpose, 6.50%, 4/01/33	2,900	3,261,369
Various Purpose, 5.50%, 3/01/40	3,650	3,728,913
Various Purpose (CIFG), 5.00%,
3/01/33	5,000	4,920,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GAN	Grant Anticipation Notes
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
COP	Certificates of Participation	RAN	Revenue Anticipation Notes
EDA	Economic Development Authority	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	$ 2,050	$ 2,056,211
		58,836,938
Colorado — 0.5%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	1,030	1,061,281
Connecticut — 0.8%
Connecticut State Health & Educational
Facility Authority, RB, Fairfield
University, New Money, Series O,
5.00%, 7/01/35	1,800	1,843,794
District of Columbia — 2.0%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.50%, 5/15/33	4,960	4,755,003
Florida — 12.6%
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.20%,
10/01/32 (b)	4,225	981,467
CAB, Sub-Series A (NPFGC), 5.21%,
10/01/33 (b)	4,000	864,360
CAB, Sub-Series A (NPFGC), 5.21%,
10/01/34 (b)	4,580	930,702
CAB, Sub-Series A (NPFGC), 5.22%,
10/01/35 (b)	5,000	945,000
CAB, Sub-Series A (NPFGC), 5.23%,
10/01/36 (b)	10,000	1,752,900
CAB, Sub-Series A (NPFGC), 5.24%,
10/01/37 (b)	10,000	1,632,700
Water & Sewer System, 5.00%,
10/01/34	2,400	2,463,384
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	5,000	4,945,600
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	3,700	3,494,576
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	1,960	2,041,693
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	3,635	2,950,929
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	6,810	6,714,456
		29,717,767
Georgia — 2.6%
Albany-Dougherty Inner City Authority,
RB, Albany State University Projects
(AGC), 4.75%, 7/01/40 (a)	1,875	1,851,319
City of Atlanta Georgia, RB (AGM), 5.00%,
11/01/34	1,500	1,515,330
Cobb County Development Authority,
Refunding RB, KSU Sports and
Recreation Park, Series A (AGC),
4.75%, 7/15/35	1,000	991,310

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Milledgeville & Baldwin County
Development Authority, RB, Georgia
College & State University Foundation,
6.00%, 9/01/14 (d)	$ 1,500	$ 1,818,105
		6,176,064
Hawaii — 1.1%
Hawaii State Department of Budget &
Finance, Refunding RB, Hawaiian
Electric Co. Inc, Series D, AMT
(AMBAC), 6.15%, 1/01/20	2,500	2,504,500
Idaho — 1.6%
Idaho Health Facilities Authority,
Refunding RB, Trinity Health Group,
Series B, 6.25%, 12/01/33	2,500	2,753,850
Idaho Housing & Finance Association,
RB, GAN, RAN, Federal Highway Trust,
Series A, 5.00%, 7/15/27	900	965,781
		3,719,631
Illinois — 7.8%
Chicago Public Building Commission
Building Illinois, RB, Series A (NPFGC),
7.00%, 1/01/20 (e)	5,000	6,529,500
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series B, 5.38%, 6/01/35 (f)(g)	700	189,007
Northwestern Memorial Hospital,
Series A, 5.50%, 8/15/14 (d)	5,800	6,841,622
Roosevelt University Project, 6.50%,
4/01/44	1,500	1,567,200
Rush University Medical Center,
Series C, 6.63%, 11/01/39	1,200	1,304,820
Illinois Finance Authority, Refunding RB,
Series A:
Friendship Village Schaumburg,
5.63%, 2/15/37	345	279,578
OSF Healthcare System, 6.00%,
5/15/39	1,550	1,564,678
		18,276,405
Indiana — 0.6%
Indiana Finance Authority, Refunding RB,
Improvement, U.S. Steel Corp., 6.00%,
12/01/26	1,350	1,383,210
Iowa — 2.9%
Iowa Finance Authority, RB, Series A
(AGC), 5.63%, 8/15/37	3,600	3,807,576
Iowa Higher Education Loan Authority,
Refunding RB, Private College Facility:
5.75%, 9/01/30	1,465	1,468,252
6.00%, 9/01/39	1,500	1,516,065
		6,791,893
Kansas — 1.4%
Kansas Development Finance Authority,
RB, University of Kansas Tenant,
Series O, 4.75%, 6/15/41	1,000	1,005,710
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/28	2,155	2,220,210
		3,225,920

2 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Kentucky — 3.1%
Kentucky Economic Development
Finance Authority, RB, Louisville Arena,
Sub-Series A-1 (AGC), 6.00%,
12/01/38	$ 700	$ 763,819
Kentucky Economic Development
Finance Authority, Refunding RB,
Norton Healthcare Inc., Series B
(NPFGC), 6.19%, 10/01/23 (b)	8,500	4,073,030
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	2,250	2,338,290
		7,175,139
Louisiana — 0.3%
New Orleans Aviation Board, Refunding
RB, Passenger Facility Charge,
Series A, 5.13%, 1/01/36	600	599,550
Maryland — 1.7%
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Doctor's Community Hospital, 5.63%,
7/01/30	4,100	4,006,233
Michigan — 4.4%
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.25%, 10/15/38	1,875	2,076,263
Michigan State Hospital Finance
Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	1,670	1,535,131
Hospital, Henry Ford Health, 5.75%,
11/15/39	3,360	3,366,854
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	2,750	3,283,720
		10,261,968
Minnesota — 2.0%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC), 6.50%,
11/15/38	3,500	3,935,855
Minnesota Higher Education Facilities
Authority, RB, Gustavus Adolphus Child
& Family Services, Inc., Series 7-B,
4.75%, 10/01/35 (a)	875	871,124
		4,806,979
Mississippi — 3.6%
Mississippi Development Bank Special
Obligation, RB (AGC):
Jackson County Limited Tax Note,
5.50%, 7/01/32	2,655	2,816,132
Jones County Junior College, 5.13%,
3/01/39	1,500	1,533,915
University of Southern Mississippi, RB,
Campus Facilities Improvements
Project, 5.38%, 9/01/36	3,750	4,032,900
		8,382,947

	Par
Municipal Bonds	(000)	Value
Missouri — 1.5%
Missouri Joint Municipal Electric Utility
Commission, RB, Plum Point Project
(NPFGC), 4.60%, 1/01/36	$ 2,790	$ 2,440,692
Missouri State Health & Educational
Facilities Authority, RB, SSM Health
Care, Series B, 4.25%, 6/01/25	1,180	1,157,025
		3,597,717
Montana — 1.5%
Montana Facility Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 4.75%, 1/01/40	3,450	3,460,281
Multi-State — 3.0%
Centerline Equity Issuer Trust, 7.60%,
12/15/50 (h)(i)	7,000	7,100,940
Nebraska — 0.2%
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.50%, 1/01/30	575	590,278
Nevada — 0.5%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	1,065	1,072,370
New Jersey — 5.1%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	1,510	279,048
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	7,000	6,935,880
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/27	1,150	1,171,654
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B:
7.13%, 12/01/23	950	1,116,592
7.50%, 12/01/32	1,225	1,406,545
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA, 6.50%,
10/01/38	1,010	1,106,243
		12,015,962
New York — 7.9%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%,
5/01/35 (f)(g)	725	289,993
Long Island Power Authority, Refunding
RB, Series A:
6.25%, 4/01/33	480	555,384
5.75%, 4/01/39	2,475	2,728,514
Metropolitan Transportation Authority,
Refunding RB, Series A, 5.13%,
1/01/29	1,000	1,029,510
New York City Industrial Development
Agency, RB:
American Airlines Inc., JFK
International Airport, AMT, 7.63%,
8/01/25 (j)	2,600	2,679,846
Queens Baseball Stadium, PILOT
(AGC), 6.50%, 1/01/46	1,100	1,221,781

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York Liberty Development Corp., RB,
Goldman Sachs Headquarters, 5.25%,
10/01/35	$ 2,000	$ 2,040,680
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank of
America Tower at One Bryant Park
Project, 6.38%, 7/15/49	1,250	1,306,350
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (c)	1,825	1,544,370
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	1,625	1,794,926
University of Rochester, Series A,
5.13%, 7/01/39	550	579,552
New York State Dormitory Authority,
Refunding RB, Mount Sinai Hospital,
Series A, 5.00%, 7/01/26	700	728,014
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.75%, 11/01/30	1,000	1,072,190
State of New York, GO, Series A, 5.00%,
2/15/39	950	998,488
		18,569,598
North Carolina — 2.2%
City of Charlotte North Carolina,
Refunding RB, Series A, 5.50%,
7/01/34	325	347,006
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	2,425	1,909,518
North Carolina Medical Care
Commission, RB, WakeMed, Series A
(AGC), 5.88%, 10/01/38	1,000	1,044,330
North Carolina Medical Care
Commission, Refunding RB, University
Health System, Series D, 6.25%,
12/01/33	1,750	1,906,327
		5,207,181
Ohio — 4.5%
County of Cuyahoga Ohio, Refunding RB,
Series A, 6.00%, 1/01/21	5,000	5,508,200
County of Lucas Ohio, GO, Various
Purpose, 5.00%, 10/01/40	600	622,776
Ohio Higher Educational Facility
Commission, Refunding RB:
Kenyon College Project, 4.75%,
7/01/39	250	250,973
Summa Health System, 2010 Project
(AGC), 5.25%, 11/15/40	600	605,580
State of Ohio, Refunding RB, Kenyon
College Project, 5.00%, 7/01/41	3,595	3,618,655
		10,606,184
Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (j)	2,900	2,937,149
Oregon — 1.9%
Oregon Health & Science University, RB,
Series A, 5.75%, 7/01/39	2,250	2,370,127

	Par
Municipal Bonds	(000)	Value
Oregon (concluded)
Oregon State Facilities Authority,
Refunding RB, Limited College Project,
Series A (a):
5.00%, 10/01/34	$ 1,150	$ 1,134,050
5.25%, 10/01/40	1,000	1,005,400
		4,509,577
Pennsylvania — 7.1%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.70%, 1/01/22	2,000	2,003,240
Series D (AGC), 5.00%, 1/01/40	3,640	3,741,738
McKeesport Area School District, GO,
CAB (FGIC) (b):
5.53%, 10/01/31	2,435	757,918
5.53%, 10/01/31 (e)	870	347,678
Pennsylvania Economic Development
Financing Authority, RB, AMT Series A:
Amtrak Project, , 6.25%, 11/01/31	2,000	2,029,200
Amtrak Project, 6.38%, 11/01/41	3,100	3,141,292
Reliant Energy, 6.75%, 12/01/36	4,645	4,790,342
		16,811,408
Puerto Rico — 4.2%
Puerto Rico Electric Power Authority,
Refunding RB, Series UU (AGM),
5.00%, 7/01/23	2,900	3,088,123
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	2,500	2,524,325
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	3,000	3,139,380
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.76%, 8/01/41 (b)	7,500	1,128,675
		9,880,503
Rhode Island — 3.6%
Rhode Island Health & Educational
Building Corp., RB, Hospital Financing,
LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	3,000	3,472,290
Rhode Island Health & Educational
Building Corp., Refunding RB, Hospital,
Lifespan (NPFGC), 5.50%, 5/15/16	200	200,352
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 54, AMT, 4.85%,
10/01/41	2,165	2,068,463
Rhode Island Turnpike & Bridge
Authority, RB, Series A, 5.00%,
12/01/35	1,180	1,201,865
State of Rhode Island, COP, Series C,
School for the Deaf (AGC), 5.38%,
4/01/28	1,330	1,420,560
		8,363,530

4 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
South Carolina — 6.4%
County of Florence South Carolina, RB,
McLeod Regional Medical Center,
Series A, 5.00%, 11/01/37 (a)	$ 3,200	$ 3,157,536
South Carolina Jobs, EDA, Refunding RB:
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	2,185	2,240,106
Palmetto Health, Series C, 6.88%,
8/01/13 (d)	3,560	4,179,618
Palmetto Health, Series C, 6.88%,
8/01/13 (d)	440	519,455
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series A-2, AMT (AMBAC), 5.15%,
7/01/37	4,975	4,989,776
		15,086,491
Tennessee — 1.5%
Memphis-Shelby County Airport Authority,
RB, Series D, AMT (AMBAC), 6.00%,
3/01/24	1,360	1,375,599
Memphis-Shelby County Sports Authority
Inc., Refunding RB, Memphis Arena
Project, Series A:
5.25%, 11/01/27	1,135	1,175,281
5.38%, 11/01/28	1,000	1,037,180
		3,588,060
Texas — 9.3%
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B:
7.13%, 12/01/31	1,000	1,136,750
7.25%, 12/01/35	2,650	3,015,356
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A (NPFGC), 6.17%
11/15/38 (b)	5,000	702,200
Lower Colorado River Authority,
Refunding RB:
(AMBAC), 4.75%, 5/15/36	2,000	2,000,480
(NPFGC), 5.00%, 5/15/13 (d)	20	22,385
Series A (NPFGC), 5.00%,
5/15/13 (d)	5	5,596
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	2,200	2,400,332
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply, 5.50%,
8/01/24	2,550	2,659,497
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
LBJ Infrastructure, 7.00%, 6/30/40	3,000	3,121,050
Texas State Turnpike Authority, RB
(AMBAC):
CAB, 6.05%, 8/15/31 (b)	15,000	3,635,850
First Tier, Series A, 5.00%, 8/15/42	3,325	3,186,746
		21,886,242

	Par
Municipal Bonds	(000)	Value
Virginia — 0.8%
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior
Series B1, 5.00%, 6/01/47	$ 2,900	$ 1,877,373
Washington — 1.0%
Washington Health Care Facilities
Authority, RB, MultiCare Health
System, Series B (AGC), 6.00%,
8/15/39	2,100	2,255,001
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities
Authority, RB, Aurora Health Care,
6.40%, 4/15/33	3,220	3,290,840
Wisconsin Housing & EDA, Refunding RB,
Series A, AMT, 4.75%, 9/01/33	1,250	1,219,138
		4,509,978
Wyoming — 0.8%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co. Project,
5.25%, 7/15/26	1,800	1,916,010
Total Municipal Bonds – 149.3%		351,117,199
Municipal Bonds Transferred to Tender
Option Bond Trusts (k)
Colorado — 2.3%
Colorado Health Facilities Authority, RB,
Catholic Health, Series C-7 (AGM),
5.00%, 9/01/36	5,250	5,316,938
Illinois — 1.4%
Chicago Housing Authority, Refunding RB
(AGM), 5.00%, 7/01/24	3,194	3,355,424
Massachusetts — 1.3%
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41	3,070	3,184,265
New York — 4.0%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	690	781,127
Series FF-2, 5.50%, 6/15/40	810	904,246
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
4.75%, 6/15/30	4,000	4,122,800
New York State Dormitory Authority, RB,
New York University, Series A, 5.00%,
7/01/38	3,359	3,510,780
		9,318,953
Ohio — 1.9%
County of Montgomery Ohio, RB,
Catholic Health, Series C-1 (AGM),
5.00%, 10/01/41	1,740	1,752,093

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

5

Schedule of Investments(continued)

BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (k)	(000)	Value
Ohio (concluded)
Ohio Higher Educational Facility
Commission, Refunding RB, Hospital,
Cleveland Clinic Health, Series A,
5.25%, 1/01/33	$ 2,600	$ 2,711,748
		4,463,841
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 10.9%		25,639,421
Total Long-Term Investments
(Cost – $370,220,391) – 160.2%		376,756,620
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.21% (l)(m)	2,584,160	2,584,160
Total Short-Term Securities
(Cost – $2,584,160) – 1.1%		2,584,160
Total Investments
(Cost – $372,804,551*) – 161.3%		379,340,780
Liabilities in Excess of Other Assets – (2.1)%		(5,103,135)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (5.6)%		(13,149,057)
Preferred Shares, at Redemption Value – (53.6)%		(125,968,015)
Net Assets Applicable to Common Shares – 100.0%		$ 235,120,573

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 359,351,223
Gross unrealized appreciation	$ 17,959,014
Net Gross unrealized unrealized appreciation depreciation	$ (11,106,859) 6,852,155

(a) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities	$ 3,157,536	$ 41,376
Loop Capital Markets	$ 1,851,319	$ 12,173
Prager Sealy Co.	$ 7,721,194	$ 28,189
Wells Fargo Bank	$ 871,124	$ 7,569

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Security is collateralized by Municipal or US Treasury obligations.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Non-income producing security.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.

(j) Variable rate security. Rate shown is as of report date.
(k) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(l) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares Held at
Affiliate	April 30, 2010 Net Activity	July 31, 2010	Income
FFI Institutional
Tax-Exempt
Fund	7,659,955 (5,075,795)	2,584,160	$ 2,107
(m)Represents the current yield as of report date.

•Financial futures contracts sold as of July 31, 2010 were as follows:

		Expiration		Unrealized
Contracts	Issue	Date	Notional Value Depreciation
47	10-Year US Treasury	September
	Bond	2010	5,758,865	$ (60,322)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Securities[1]	— $376,756,620		— $ 376,756,620
Short-Term
Securities	$ 2,584,160	—	—	2,584,160
Total	$ 2,584,160 $376,756,620		— $ 379,340,780

1 See above Schedule of investments for values in each state or political subdivision.

6 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments (concluded)

BlackRock Investment Quality Municipal Trust (BKN)

Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (60,322)	—	—	$ (60,322)
[2] Derivative financial Instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST

JULY 31, 2010

7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 27, 2010